CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 5,970		$ 6,497
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	38,048,102	38,048,102	37,882,160	37,882,160
Ordinary shares, shares outstanding	36,748,244	36,748,244	36,630,586	36,630,586
Treasury shares, shares	1,299,858	1,299,858	1,251,574	1,251,574